SUPPLEMENT DATED DECEMBER 10, 2007

TO PROSPECTUS DATED MAY 1, 2007

FOR SUN LIFE FINANCIAL MASTERS® ACCESS

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)
SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

On or about December 17, 2007, the above-captioned prospectus is amended to add new investment options available to Contract Owners who purchase their Contract through their Huntington Bank representative.

The following new investment options will be added to the above-captioned prospectus on or about December 17, 2007. As a result, the list of the available investment options appearing on the cover page of the prospectus is supplemented by the addition of the following investment options and corresponding investment management disclosures:

Large-Cap Equity Funds	Mid-Cap Equity Funds
Huntington VA Dividend Capture Fund	Huntington VA Mid Corp America Fund
Huntington VA Growth Fund	Huntington VA New Economy Fund
Huntington VA Income Equity Fund	Small-Cap Equity Funds
Huntington VA Macro 100 Fund	Huntington VA Situs Fund*
International/Global Equity Funds	Intermediate-Term Bond Funds
Huntington VA International Equity Fund	Huntington VA Mortgage Securities Fund
Huntington VA Rotating Markets Fund

*Name change effective January 22, 2008. Formerly known as Huntington VA Situs Small Cap Fund.

Huntington Asset Advisors, Inc., advises the Huntington VA Funds: Huntington VA Macro 100 Fund (sub-advised by Laffer Investments Inc.)

On or about March 10, 2008, the above-captioned prospectus is amended to add the following additional new investment options.

The following new investment options will be added to the above-captioned prospectus on or about March 10, 2008. As a result, the list of the available investment options appearing on the cover page of the prospectus is supplemented by the addition of the following investment options and corresponding investment management disclosures:

Large-Cap Equity Funds	Asset Allocation Funds
AllianceBernstein VPS Wealth Appreciation Strategy	AllianceBernstein VPS Balanced Wealth Strategy
Portfolio, Class B	Portfolio, Class B
Fidelity® VIP Contrafund Portfolio - Service Class 2	Franklin Templeton Founding Funds Allocation
SCSM Lord Abbett Growth & Income Fund - I Class*	Fund, Class 2
SCSM Lord Abbett Growth & Income Fund - S Class	Van Kampen UIF Equity & Income Fund II
Mid-Cap Equity Funds	Emerging Markets Equity Funds
SCSM Blue Chip Mid Cap Fund - S Class	Lazard Retirement Emerging Markets Portfolio
SCSM Goldman Sachs Mid Cap Value Fund - I Class*	Short-Term Bond Funds
SCSM Goldman Sachs Mid Cap Value Fund - S Class	SCSM Goldman Sachs Short Duration Fund - I Class*
Van Kampen UIF Mid Cap Growth Fund II	SCSM Goldman Sachs Short Duration Fund - S Class
Van Kampen UIF US Mid Cap Value Fund II	High Yield Bond Funds
International/Global Equity Funds	SCSM PIMCO High Yield Fund - S Class
AllianceBernstein VPS International Growth Portfolio,	Money Market Funds
Class B	Sun Capital Money Market Fund - S Class
AllianceBernstein VPS International Value Portfolio,
Class B
 -----------------------------------------------
* Available only to Contract Owners who purchased their Contract prior to March 10, 2008.

AllianceBernstein L.P. advises the AllianceBernstein VPS Portfolios. Fidelity® Management & Research Company advises the Fidelity VIP Contrafund Portfolio (with Fidelity Research & Analysis Company, Fidelity Management & Research (U.K.) Inc., Fidelity International Investment Advisors, Fidelity International Investment Advisors (U.K.) Limited, and Fidelity Investments Japan Limited serving as sub-advisers). Franklin Templeton Services, LLC administers the Franklin Templeton Founding Funds (with the following advising the underlying portfolios of the fund: Advisers advising the Franklin Income Securities Fund, Franklin Mutual Advisers LLC advising Mutual Shares Securities Fund and Templeton Global Advisers Limited advising Templeton Growth Securities Fund). Lazard Asset Management LLC advises the Lazard Retirement Portfolio. Morgan Stanley Investment Management Inc. advises the Van Kampen UIF Funds. Sun Capital Advisers LLC, our affiliate, advises the Sun Capital Funds; SCSM Lord Abbett Growth & Income Fund (sub-advised by Lord, Abbett & Co. LLC), SCSM Goldman Sachs Mid Cap Value Fund and SCSM Goldman Sachs Short Duration Fund (sub-advised by Goldman Sachs Asset Management, L.P.), SCSM PIMCO High Yield Fund (sub-advised by Pacific Investment Management Company LLC) and the SCSM Blue Chip Mid Cap Fund (sub-advised by Wellington Management Company, LLP).

The following Funds are not available for investment in Contracts issued on or after March 10, 2008:

Lord Abbett Series Fund Growth & Income Portfolio - Class VC
Lord Abbett Series Fund Mid-Cap Value Portfolio - Class VC
MFS®/ Sun Life High Yield Series - S Class
MFS®/ Sun Life Money Market Series - S Class
PIMCO VIT All Asset Portfolio
PIMCO VIT Low Duration Portfolio
Templeton Foreign Securities Fund - Class 2
Templeton Developing Markets Securities Fund - Class 2

        Huntington Masters Access 12/07